BORROWINGS - Long term narrative and interest expense (Details) - USD ($) $ / shares in Units, $ in Thousands						12 Months Ended
	Jul. 08, 2016	Mar. 23, 2016	Jan. 28, 2016	Nov. 25, 2015	Jun. 25, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jan. 06, 2016	Dec. 11, 2015	Oct. 26, 2015	Apr. 30, 2015	Aug. 28, 2013	Jun. 20, 2013
Interest expense
Interest capitalized - project assets						$ 47,881	$ 102	$ 10,304
Interest capitalized - solar power systems						3,113	23,328
Interest capitalized - property, plant, and equipment						819	912	203
Interest expense						69,723	54,148	48,906
Total interest incurred						121,536	$ 78,490	$ 59,413
Credit facility
BORROWINGS
Maximum borrowing capacity						$ 2,889,031
Credit facility | Minimum
BORROWINGS
Floating interest rate (as a percent)						0.00%
Credit facility | Maximum
BORROWINGS
Floating interest rate (as a percent)						5.65%
Credit facility | Repayment due in 2017
BORROWINGS
Outstanding balance of credit facility						$ 712,726
Syndicated loan agreement arranged by Credit Suisse | Senior secured term loan
BORROWINGS
Maximum number of common stock could be purchased by Warrants										940,171	1,348,040
Exercise price of warrant (in dollars per share)										$ 28.08	$ 24.48
China Minsheng Banking Corp. Ltd. | Loan agreement for acquisitions | Credit facility
BORROWINGS
Maximum borrowing capacity												$ 210,000
Outstanding balance of credit facility						200,000
China Minsheng Banking Corp. Ltd. | Loan agreement for acquisitions | Credit facility | Repayment due in 2017
BORROWINGS
Repayment of credit facility						10,000
China Minsheng Banking Corp. Ltd. | Loan agreement for acquisitions | Credit facility | Repayment due in 2018
BORROWINGS
Repayment of credit facility						190,000
Canadian Solar New Energy (Tumushuke) Co. Ltd.
BORROWINGS
Percentage of ownership interest														100.00%
Canadian Solar New Energy (Tumushuke) Co. Ltd. | China Development Bank, Suzhou Branch | Loan agreement for payment of the project costs | Credit facility
BORROWINGS
Maximum borrowing capacity														$ 26,236
Outstanding balance of credit facility						26,236
SZSP | China Development Bank, Suzhou Branch | Loan agreement for construction of solar power projects | Credit facility
BORROWINGS
Maximum borrowing capacity													$ 4,613
Outstanding balance of credit facility						$ 4,613
Tida Holdings 3 GK | Private placement agreement with Prudential Capital Group | Credit facility | Nonrecourse notes
BORROWINGS
Maximum borrowing capacity	$ 53,261
Outstanding balance of credit facility	52,407
Tida Holdings 3 GK | Private placement agreement with Prudential Capital Group | Credit facility | Nonrecourse notes | Repayment due in 2017
BORROWINGS
Repayment of credit facility	2,640
Tida Holdings 3 GK | Private placement agreement with Prudential Capital Group | Credit facility | Nonrecourse notes | Repayment due in 2018
BORROWINGS
Repayment of credit facility	$ 49,767
CSI-GCL (Yancheng) Solar Manufacturing Co., Ltd. | Local Chinese state-owned company (companies) | Loan agreement for construction of solar power projects | Credit facility
BORROWINGS
Maximum borrowing capacity					$ 56,989
Outstanding balance of credit facility					48,340
CSI-GCL (Yancheng) Solar Manufacturing Co., Ltd. | Local Chinese state-owned company (companies) | Loan agreement for construction of solar power projects | Credit facility | Repayment due in 2017
BORROWINGS
Repayment of credit facility					11,367
CSI-GCL (Yancheng) Solar Manufacturing Co., Ltd. | Local Chinese state-owned company (companies) | Loan agreement for construction of solar power projects | Credit facility | Repayment due in 2018
BORROWINGS
Repayment of credit facility					16,720
CSI-GCL (Yancheng) Solar Manufacturing Co., Ltd. | Local Chinese state-owned company (companies) | Loan agreement for construction of solar power projects | Credit facility | Repayment due in 2019
BORROWINGS
Repayment of credit facility					$ 20,253
CSI-GCL (Yancheng) Solar Manufacturing Co., Ltd. | Local Chinese state-owned company (companies) | Loan agreement for long-term working capital financing | Credit facility
BORROWINGS
Maximum borrowing capacity									$ 7,955
Outstanding balance of credit facility									$ 7,955
Canadian Solar Solutions Inc. and Canadian Solar Manufacturing Vietnam Co., Ltd. | International Finance Corporation (IFC) | Loan agreement for construction of company's solar cell and module production facilities | Credit facility
BORROWINGS
Maximum borrowing capacity			$ 60,000
Outstanding balance of credit facility			20,032
Canadian Solar Solutions Inc. and Canadian Solar Manufacturing Vietnam Co., Ltd. | International Finance Corporation (IFC) | Loan agreement for construction of company's solar cell and module production facilities | Credit facility | Repayment due in 2017
BORROWINGS
Repayment of credit facility			4,444
Canadian Solar Solutions Inc. and Canadian Solar Manufacturing Vietnam Co., Ltd. | International Finance Corporation (IFC) | Loan agreement for construction of company's solar cell and module production facilities | Credit facility | Repayment due in 2020
BORROWINGS
Repayment of credit facility			$ 15,588
CSI Cells Co, Ltd | Local Chinese state-owned company (companies) | Loan agreement for long-term working capital financing | Credit facility
BORROWINGS
Maximum borrowing capacity		$ 28,831
Outstanding balance of credit facility		23,892
CSI Cells Co, Ltd | Local Chinese state-owned company (companies) | Loan agreement for long-term working capital financing | Credit facility | Repayment due in 2017
BORROWINGS
Repayment of credit facility		7,821
CSI Cells Co, Ltd | Local Chinese state-owned company (companies) | Loan agreement for long-term working capital financing | Credit facility | Repayment due in 2019
BORROWINGS
Repayment of credit facility		$ 16,071
Recurrent | Ping An Bank | Loan agreement for project development and operation | Credit facility
BORROWINGS
Maximum borrowing capacity				$ 150,000
Outstanding balance of credit facility				$ 150,000
Recurrent | CSI Solar Power Inc. | Loan agreement for project development and operation | Credit facility
BORROWINGS
Loan secured percentage				100.00%